Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangible Assets
Schedule Of Intangible Assets
Name	Estimated Life	Balance at December 31, 2021	Additions	Amortization	Balance at March 31, 2022
License agreement	17 Years	$1,028,114	$—	$15,787	$1,012,327
Patents	20 Years	34,742	—	436	34,306
Total		$1,062,856	$—	$16,223	$1,046,633

Name	Estimated Life	Balance at December 31, 2020	Additions	Amortization	Balance at December 31, 2021
License agreement	17 Years	$-	$1,073,529	$45,415	$1,028,114
Patents	20 Years	-	34,741	-	34,741
Total		$-	$1,108,270	$45,415	$1,062,855

Schedule Of Future Amortization Expense
March 31,
2022
2022 (Remaining 9 months)	$48,663
2023	64,884
2024	64,884
2025	64,884
2026	64,884
Thereafter	738,434
Intangible assets, Net	$1,046,633

December 31,
2021
2022	$63,149
2023	63,149
2024	63,149
2025	63,149
2026	63,149
Thereafter	712,369
Intangible assets, Net	$1,028,114